UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21142

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2018

Municipal (EIM)    •    California (EVM)    •     New York (ENX)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2018

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund	2
California Municipal Bond Fund	3
New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Officers and Trustees	33

Important Notices	34

Eaton Vance

Municipal Bond Fund

March 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	–1.14%	3.04%	4.87%	6.74%
Fund at Market Price	—	–4.44	–1.05	2.72	5.38
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–10.79%

Distributions[4]
Total Distributions per share for the period					$0.304
Distribution Rate at NAV					4.34%
Taxable-Equivalent Distribution Rate at NAV					7.33%
Distribution Rate at Market Price					4.86%
Taxable-Equivalent Distribution Rate at Market Price					8.21%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					39.79%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	–1.57%	2.28%	4.04%	5.38%
Fund at Market Price	—	–12.68	–5.15	2.01	3.34
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–14.21%

Distributions[4]
Total Distributions per share for the period					$0.274
Distribution Rate at NAV					3.96%
Taxable-Equivalent Distribution Rate at NAV					7.72%
Distribution Rate at Market Price					4.62%
Taxable-Equivalent Distribution Rate at Market Price					9.00%

% Total Leverage[5]
RIB Financing					43.23%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Bond Fund

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	–1.79%	1.97%	3.77%	5.61%
Fund at Market Price	—	–8.83	–2.21	1.43	4.18
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–11.81%

Distributions[4]
Total Distributions per share for the period					$0.296
Distribution Rate at NAV					4.12%
Taxable-Equivalent Distribution Rate at NAV					7.63%
Distribution Rate at Market Price					4.67%
Taxable-Equivalent Distribution Rate at Market Price					8.65%

% Total Leverage[5]
RIB Financing					41.57%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Municipal Bond Funds

March 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Effective September 30, 2017, the Funds’ benchmark was changed to the Bloomberg Barclays Municipal Bond Index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

5

Eaton Vance

Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 165.4%
Security	Principal Amount (000’s omitted)	Value

Education — 15.6%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$13,880	$14,040,037
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	3,250	3,620,955
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,417,054
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35(1)	15,000	15,985,800
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,120,484
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,502,986
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43(1)	14,050	14,566,337
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	15,910,929
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,441,600
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	749,124
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	2,460	2,560,885
University of Cincinnati, OH, 5.00%, 6/1/45(1)	6,000	6,846,360
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,614,755
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,267,850
		$140,645,156

Electric Utilities — 4.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,582,322
Nebraska Public Power District, 5.00%, 1/1/34	5,000	5,697,400
Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	11,648,000
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,736,400
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	3,425	3,709,070
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,078,745
		$39,451,937

Escrowed / Prerefunded — 20.2%
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	$9,715	$10,616,358

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/38(1)	$9,750	$9,934,762
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	11,570	12,113,906
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	14,700	15,770,160
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,805,242
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,345,640
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,493,260
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,560,976
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	6,832,644
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,175	1,305,096
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/20, 5.25%, 11/15/40	4,735	5,164,607
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	4,640	5,198,006
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	11,071,900
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	12,075	13,369,319
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	13,500	13,956,435
North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,956,900
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,140	1,253,498
Oregon State Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	6,425	7,060,497
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	796,824
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	841,092
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,905,264
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	565	581,312
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	485,910
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	6,120,011

6	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	$5,000	$5,015,450
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/33	5,000	5,020,650
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	1,270	1,321,372
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	11,058,500
		$182,955,591

General Obligations — 15.2%
California, 5.00%, 10/1/33(1)	$18,800	$21,456,064
California, 5.00%, 8/1/46(1)	15,000	17,171,850
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,831,846
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	3,000	3,732,720
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,152,080
New York, NY, 5.00%, 10/1/32	10,000	11,083,500
Ocean City, NJ, 1.00%, 11/15/28	2,500	2,062,475
Oregon, 5.00%, 8/1/35(1)	6,750	7,391,790
Oregon, 5.00%, 8/1/36	860	940,315
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,039,100
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,374,100
Washington, 4.00%, 7/1/28(1)	10,000	10,629,200
Washington, 5.00%, 2/1/35(1)	18,250	20,509,168
Washington, 5.00%, 2/1/38(1)	10,000	11,691,000
		$137,065,208

Hospital — 8.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,087,010
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,924,008
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,121,703
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,233,200
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	4,925,934
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	12,016,968
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,378,440

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/42	$2,000	$2,050,360
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,813,952
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,423,982
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,496,245
		$72,471,802

Housing — 0.5%
Seattle Housing Authority, WA, 3.50%, 12/1/38	$2,245	$2,218,868
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	977,860
Tennessee Housing Development Agency, 3.90%, 7/1/42	1,000	1,010,020
		$4,206,748

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,417,389
		$4,417,389

Insured – Education — 2.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$20,167,401
		$20,167,401

Insured – Electric Utilities — 0.6%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,446,218
		$5,446,218

Insured – Escrowed / Prerefunded — 14.7%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,180,400
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,243,763
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,021,623
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,232,386

7	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	$11,000	$11,147,290
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	11,500	11,528,865
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	8,500	8,644,330
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), Prerefunded to 8/15/18, 5.25%, 8/15/47(1)	15,000	15,206,250
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	2,625	2,765,017
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,128,891
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	1,926,844
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,015	1,042,709
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	1,015	1,044,303
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	1,160	1,195,624
Paducah Electric Plant Board, KY, (AGC), Prerefunded to 4/1/19, 5.25%, 10/1/35	2,735	2,831,436
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	1,985	2,083,357
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	1,575	1,653,041
Palm Springs Unified School District, CA, (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/32	8,955	9,358,065
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	24,000	24,067,680
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	643,281
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,324,976
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	6,129,256
		$132,399,387

Insured – General Obligations — 5.9%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$37,866

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	$13,600	$14,713,568
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,700,812
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	10,266,417
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	8,368,579
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	14,858,486
		$52,945,728

Insured – Hospital — 1.5%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$13,115	$13,690,880
		$13,690,880

Insured – Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,391,500
		$9,391,500

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$8,432,602
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,066,237
		$15,498,839

Insured – Special Tax Revenue — 6.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,704,543
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	15,033,074
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	18,925,650
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	5,750,793
		$55,414,060

Insured – Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$4,130	$4,283,884
		$4,283,884

8	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 10.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,759,025
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,100,800
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	1,988,010
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,728,115
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,128,538
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,278,098
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,537,732
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,508,032
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	9,567,250
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	6,857,419
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	1,785	1,864,272
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,001,977
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,213,444
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,402,167
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	679,340
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	21,263,511
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,777,073
		$92,654,803

Insured – Water and Sewer — 5.2%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$11,780,533
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	11,991,300
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,064,719
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,409,211
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,916,980
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,491,933
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,033,767
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,485,213

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	$3,535	$3,541,964
		$46,715,620

Lease Revenue / Certificates of Participation — 2.3%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$755	$822,882
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,357,753
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	11,474
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	18,358,720
		$20,550,829

Other Revenue — 1.6%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,687,400
Oregon State Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,275	1,396,023
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,861,993
		$14,945,416

Special Tax Revenue — 19.7%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$12,575	$14,582,096
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	11,518,800
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,581,200
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 7/1/38	5,000	5,863,600
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,037,898
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/47	5,450	6,275,838
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	10,431,600
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,767,800
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,560,910
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,158,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,647,303
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,350,193

9	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47(1)	$20,000	$20,635,800
		$178,411,238

Transportation — 16.0%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	$6,000	$6,709,140
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,349,222
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,205	3,648,636
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,626,913
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	8,683,702
Illinois Toll Highway Authority, 5.00%, 12/1/32(1)	10,425	11,886,793
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,262,100
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,462,900
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,525,659
Metropolitan Transportation Authority, NY, 4.00%, 11/15/42	4,155	4,280,523
Metropolitan Transportation Authority, NY, 4.00%, 11/15/46	170	174,410
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,011,027
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,540,424
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,147,340
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	10,995,000
New Jersey Turnpike Authority, 4.00%, 1/1/43	3,500	3,614,065
North Texas Tollway Authority, 5.00%, 1/1/43(1)	10,000	11,424,200
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	2,305	2,470,176
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	610	653,713
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,010	1,082,377
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,580	1,693,223
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,251,786
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,324,950
		$144,818,279

Water and Sewer — 11.7%
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	$25,000	$28,423,750
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41	15,000	17,174,400

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,070	$1,150,218
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,117,916
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,150,221
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	9,984,012
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,031,726
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	11,066,300
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,854,734
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	17,498,260
		$105,451,537

Total Tax-Exempt Investments — 165.4% (identified cost $1,418,222,077)		$1,493,999,450

Other Assets, Less Liabilities — (65.4)%		$(590,757,247)

Net Assets — 100.0%		$903,242,203

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.2%
California	10.5%
Others, representing less than 10% individually	74.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 30.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 9.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

10	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	229	Short	Jun-18	$(33,577,125)	$(696,318)

					$(696,318)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 174.0%
Security	Principal Amount (000’s omitted)	Value

Education — 12.8%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$771,856
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	613,817
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,041,689
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,439,804
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,547,232
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	330	376,444
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	320	366,435
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,949,901
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,289,234
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	874,384
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,518,610
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,653,876
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,788,808
California State University, 5.00%, 11/1/41(1)	7,550	8,637,577
		$32,869,667

Electric Utilities — 1.3%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,018,085
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,165	1,212,427
		$3,230,512

Escrowed / Prerefunded — 14.8%
California Educational Facilities Authority, (California Institute of Technology), Prerefunded to 11/1/19, 5.00%, 11/1/39(1)	$10,000	$10,537,200
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	285	302,593
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	6,200	6,317,490
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	4,505	4,716,780

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	$10,000	$11,063,100
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,375	1,521,176
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	2,545	2,815,559
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	500	518,200
		$37,792,098

General Obligations — 50.4%
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	$7,450	$8,585,306
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,306,962
California, 5.50%, 11/1/35	4,600	5,030,422
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	2,500	2,891,850
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	10,912,005
Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,703,825
Hayward Area Recreation and Park District, (Election of 2016), 5.00%, 8/1/42	5,000	5,786,150
Los Angeles Unified School District, (Election of 2005), 5.25%, 7/1/42	6,935	8,302,998
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,506,416
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,278,400
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,267,492
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	10,000	10,500,300
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,507,872
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,464,350
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,042,806
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,469,525
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,348,800
		$128,905,479

Hospital — 9.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$1,902,267
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	597,856

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	$1,795	$2,002,753
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,852,357
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,048,243
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,346,603
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,560,950
California Public Finance Authority, (Sharp HealthCare), 4.00%, 8/1/47	5,000	5,118,300
		$25,429,329

Housing — 2.2%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,593,300
		$5,593,300

Insured – Electric Utilities — 4.3%
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	$2,000	$2,017,400
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,684,250
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	615	623,032
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,561,480
		$10,886,162

Insured – Escrowed / Prerefunded — 5.9%
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	$4,500	$4,702,545
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	385	390,013
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	10,000	10,028,200
		$15,120,758

Insured – General Obligations — 12.6%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,854,771
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,103,074
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,446,400
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,272,720

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	$4,840	$4,421,630
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,877,648
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,309,188
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,914,334
		$32,199,765

Insured – Special Tax Revenue — 6.6%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$601,027
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,246,589
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,956,394
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,984,174
		$16,788,184

Insured – Water and Sewer — 1.8%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,622,482
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	250	250,650
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,755,417
		$4,628,549

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,864,310
		$2,864,310

Special Tax Revenue — 18.2%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$705,556
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	702,044
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41(1)	8,250	9,667,597
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,291,794
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	11,884,459
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/41(1)	8,150	9,407,382
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,941,813
		$46,600,645

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 13.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$6,742,320
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,090,909
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,516,325
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	7,991,250
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,320,721
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/47	4,000	4,566,640
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,893,080
		$34,121,245

Water and Sewer — 18.8%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,354,120
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	10,719,990
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,264,200
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,306,550
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,467,000
		$48,111,860

Total Tax-Exempt Investments — 174.0% (identified cost $427,565,270)		$445,141,863

Other Assets, Less Liabilities — (74.0)%		$(189,249,687)

Net Assets — 100.0%		$255,892,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 17.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 169.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 9.5%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,560,525
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	15,000	15,759,450
		$19,319,975

Education — 30.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$224,938
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	116,968
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	222,158
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,466,857
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	223,650
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,034,113
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	862,424
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	323,124
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	245,359
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,223,300
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,834,400
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,073,293
New York Dormitory Authority, (New York University), 4.00%, 7/1/35	950	1,012,719
New York Dormitory Authority, (New York University), 4.00%, 7/1/39	1,150	1,207,649
New York Dormitory Authority, (New York University), Prerefunded to 7/1/19, 5.00%, 7/1/39(1)	10,000	10,412,000
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,122,360
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	519,965
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,807,811
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,281,678
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	274,898

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	$1,660	$1,851,398
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,250	5,686,170
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,710,689
		$62,737,921

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,277,169
		$3,277,169

Escrowed / Prerefunded — 7.8%
Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$3,715	$3,930,358
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,842,492
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	1,065	1,136,440
Peekskill, Prerefunded to 6/1/18, 5.00%, 6/1/35	465	467,604
Peekskill, Prerefunded to 6/1/18, 5.00%, 6/1/36	490	492,744
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	5,955	6,082,735
		$15,952,373

General Obligations — 8.6%
New York, 5.00%, 2/15/34(1)	$7,250	$7,833,915
New York City, 5.00%, 8/1/34(1)	8,650	9,658,071
		$17,491,986

Hospital — 9.1%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$655,135
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	866,158
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/37	825	878,782
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,809,341
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	5,890	6,388,058
		$18,597,474

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 8.1%
New York City Housing Development Corp., 3.45%, 11/1/37	$870	$867,529
New York City Housing Development Corp., 3.55%, 11/1/42	1,640	1,592,735
New York City Housing Development Corp., 3.80%, 11/1/37	885	898,762
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,071,148
New York City Housing Development Corp., 4.95%, 11/1/39	2,500	2,543,000
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	2,815	2,605,508
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	515,315
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,031,400
New York Mortgage Agency, 3.55%, 10/1/33	995	1,002,413
New York Mortgage Agency, 3.60%, 10/1/34	3,295	3,325,314
		$16,453,124

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$640	$796,122
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,851,624
		$2,647,746

Insured – Education — 3.8%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$50	$59,065
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,230	1,536,946
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,970,430
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	1,555	1,619,066
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	2,405	2,507,766
		$7,693,273

Insured – Electric Utilities — 6.1%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,203,900
New York Power Authority, (BHAC), 4.50%, 11/15/47(1)	7,210	7,226,150
		$12,430,050

Insured – Escrowed / Prerefunded — 5.3%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$2,290	$2,403,492
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	2,390	2,517,961

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Eastchester Union Free School District, (AGM), Prerefunded to 6/15/18, 4.00%, 6/15/23	$175	$175,887
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/20	185	188,347
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/21	195	198,528
Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	1,110	1,141,113
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	300	306,072
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	3,918,104
		$10,849,504

Insured – General Obligations — 3.6%
East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$203,494
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	203,436
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	203,424
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	203,414
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	823,247
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	863,586
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,830,619
		$7,331,220

Insured – Lease Revenue / Certificates of Participation — 2.6%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,402,895
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	966,666
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,013,815
		$5,383,376

Insured – Other Revenue — 2.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,095,603
		$4,095,603

Insured – Special Tax Revenue — 2.3%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,338,625
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	1,051,470

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,705	$1,332,150
		$4,722,245

Lease Revenue / Certificates of Participation — 3.4%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$6,000	$6,837,720
		$6,837,720

Other Revenue — 12.4%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,180,854
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,995,223
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,000	1,112,530
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,440,000
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,546,317
		$25,274,924

Special Tax Revenue — 25.7%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$11,162,000
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,181,165
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,760,400
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	565	617,567
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	435	474,898
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,252,830
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,327,914
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	2,370	2,522,723
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	8,900	10,233,398
		$52,532,895

Transportation — 19.1%
Metropolitan Transportation Authority, 4.00%, 11/15/42	$7,030	$7,242,376
Metropolitan Transportation Authority, 4.00%, 11/15/46	295	302,652
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,664,910
Nassau County Bridge Authority, 5.00%, 10/1/40	300	318,777

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New York Thruway Authority, 4.00%, 1/1/36	$2,500	$2,608,650
New York Thruway Authority, 5.00%, 1/1/37	7,240	7,880,161
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,176,160
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	5,000	5,687,800
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	4,045	4,126,224
		$39,007,710

Water and Sewer — 5.3%
Albany, Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$835,121
Albany, Municipal Water Finance Authority, 5.00%, 12/1/29	500	552,500
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,457,700
		$10,845,321

Senior Living / Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$135	$155,705
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	325	383,640
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	360	428,043
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	845	959,092
		$1,926,480

Total Tax-Exempt Investments — 169.2% (identified cost $333,323,373)		$345,408,089

Other Assets, Less Liabilities — (69.2)%		$(141,224,669)

Net Assets — 100.0%		$204,183,420

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 6.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Assets and Liabilities (Unaudited)

	March 31, 2018
Assets	Municipal Fund	California Fund	New York Fund
Investments —
Identified cost	$1,418,222,077	$427,565,270	$333,323,373
Unrealized appreciation	75,777,373	17,576,593	12,084,716
Investments, at value	$1,493,999,450	$445,141,863	$345,408,089
Cash	$—	$2,041,536	$—
Deposits for derivatives collateral — financial futures contracts	572,500	—	—
Interest receivable	18,837,476	4,905,592	4,521,049
Receivable for investments sold	30,998,192	—	2,926,503
Due from broker for floating rate notes issued	16,000,000	—	—
Total assets	$1,560,407,618	$452,088,991	$352,855,641

Liabilities
Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $162,276, $22,906 and $18,319, respectively)	$597,602,739	$195,065,586	$145,500,422
Due to broker for floating rate notes redeemed	25,675,000	—	—
Payable for investments purchased	11,687,622	—	—
Payable for variation margin on open financial futures contracts	171,755	—	—
Due to custodian	17,777,709	—	2,131,256
Payable to affiliate:
Investment adviser fee	770,043	229,477	191,544
Interest expense and fees payable	3,226,470	806,559	762,289
Accrued expenses	254,077	95,193	86,710
Total liabilities	$657,165,415	$196,196,815	$148,672,221
Net Assets	$903,242,203	$255,892,176	$204,183,420

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$681,683	$213,943	$156,618
Additional paid-in capital	933,241,795	297,706,284	213,121,925
Accumulated undistributed (distributions in excess of) net investment income	(115,135)	456,239	516,683
Accumulated net realized loss	(105,647,195)	(60,060,883)	(21,696,522)
Net unrealized appreciation	75,081,055	17,576,593	12,084,716
Net Assets	$903,242,203	$255,892,176	$204,183,420

Common Shares Outstanding	68,168,250	21,394,348	15,661,780

Net Asset Value
Net assets ÷ common shares issued and outstanding	$13.25	$11.96	$13.04

19	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2018
Investment Income	Municipal Fund	California Fund	New York Fund
Interest	$30,763,159	$8,516,061	$6,871,915
Total investment income	$30,763,159	$8,516,061	$6,871,915

Expenses
Investment adviser fee	$4,584,209	$1,359,499	$1,140,667
Trustees’ fees and expenses	32,363	9,785	7,641
Custodian fee	152,622	55,594	44,881
Transfer and dividend disbursing agent fees	10,712	9,565	9,635
Legal and accounting services	70,155	46,480	46,711
Printing and postage	42,595	10,312	8,413
Interest expense and fees	5,219,082	1,642,681	1,249,093
Miscellaneous	29,774	12,384	12,430
Total expenses	$10,141,512	$3,146,300	$2,519,471

Net investment income	$20,621,647	$5,369,761	$4,352,444

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(627,602)	$(1,457,499)	$(341,251)
Extinguishment of debt	(82,385)	—	—
Financial futures contracts	2,202,341	—	—
Net realized gain (loss)	$1,492,354	$(1,457,499)	$(341,251)
Change in unrealized appreciation (depreciation) —
Investments	$(33,516,915)	$(8,508,442)	$(8,382,917)
Financial futures contracts	(1,270,176)	—	—
Net change in unrealized appreciation (depreciation)	$(34,787,091)	$(8,508,442)	$(8,382,917)

Net realized and unrealized loss	$(33,294,737)	$(9,965,941)	$(8,724,168)

Net decrease in net assets from operations	$(12,673,090)	$(4,596,180)	$(4,371,724)

20	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$20,621,647	$5,369,761	$4,352,444
Net realized gain (loss)	1,492,354	(1,457,499)	(341,251)
Net change in unrealized appreciation (depreciation)	(34,787,091)	(8,508,442)	(8,382,917)
Net decrease in net assets from operations	$(12,673,090)	$(4,596,180)	$(4,371,724)
Distributions to common shareholders —
From net investment income	$(20,736,782)	$(5,857,773)	$(4,629,622)
Total distributions to common shareholders	$(20,736,782)	$(5,857,773)	$(4,629,622)

Net decrease in net assets	$(33,409,872)	$(10,453,953)	$(9,001,346)

Net Assets
At beginning of period	$936,652,075	$266,346,129	$213,184,766
At end of period	$903,242,203	$255,892,176	$204,183,420

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(115,135)	$456,239	$516,683

21	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$43,630,294	$12,106,270	$9,387,122
Net realized gain	1,408,158	1,239,496	598,612
Net change in unrealized appreciation (depreciation)	(51,740,351)	(13,777,293)	(10,931,736)
Net decrease in net assets from operations	$(6,701,899)	$(431,527)	$(946,002)
Distributions to common shareholders —
From net investment income	$(43,661,765)	$(12,502,857)	$(9,678,980)
Total distributions to common shareholders	$(43,661,765)	$(12,502,857)	$(9,678,980)

Net decrease in net assets	$(50,363,664)	$(12,934,384)	$(10,624,982)

Net Assets
At beginning of year	$987,015,739	$279,280,513	$223,809,748
At end of year	$936,652,075	$266,346,129	$213,184,766

Accumulated undistributed net investment income included in net assets
At end of year	$—	$944,251	$793,861

22	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2018
Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund
Net decrease in net assets from operations	$(12,673,090)	$(4,596,180)	$(4,371,724)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(134,044,126)	(49,207,779)	(40,461,462)
Investments sold	111,011,447	48,155,853	37,082,972
Net amortization/accretion of premium (discount)	102,406	589,419	688,332
Amortization of deferred debt issuance costs	6,047	812	453
Decrease in deposits for derivatives collateral — financial futures contracts	114,500	—	—
Decrease (increase) in interest receivable	513,061	(36,904)	91,518
Increase in payable for variation margin on open financial futures contracts	164,599	—	—
Increase in payable to affiliate for investment adviser fee	7,287	1,606	513
Increase in interest expense and fees payable	240,780	79,173	121,434
Decrease in accrued expenses	(71,770)	(62,989)	(58,015)
Net change in unrealized (appreciation) depreciation from investments	33,516,915	8,508,442	8,382,917
Net realized loss from investments	627,602	1,457,499	341,251
Net realized loss on extinguishment of debt	82,385	—	—
Net cash provided by (used in) operating activities	$(401,957)	$4,888,952	$1,818,189

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(20,736,782)	$(5,857,773)	$(4,629,622)
Proceeds from secured borrowings	51,240,000	21,120,000	—
Repayment of secured borrowings	(45,780,000)	(18,800,000)	—
Increase in due to custodian	15,678,739	—	2,131,256
Net cash provided by (used in) financing activities	$401,957	$(3,537,773)	$(2,498,366)

Net increase (decrease) in cash	$—	$1,351,179	$(680,177)

Cash at beginning of period	$—	$690,357	$680,177

Cash at end of period	$—	$2,041,536	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$4,972,255	$1,562,696	$1,127,206

23	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights

	Municipal Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$13.740		$14.480	$13.870	$13.940	$12.290	$14.100

Income (Loss) From Operations
Net investment income(1)	$0.303		$0.640	$0.706	$0.760	$0.783	$0.768
Net realized and unrealized gain (loss)	(0.489)		(0.739)	0.631	(0.064)	1.633	(1.812)

Total income (loss) from operations	$(0.186)		$(0.099)	$1.337	$0.696	$2.416	$(1.044)

Less Distributions
From net investment income	$(0.304)		$(0.641)	$(0.727)	$(0.766)	$(0.766)	$(0.766)

Total distributions	$(0.304)		$(0.641)	$(0.727)	$(0.766)	$(0.766)	$(0.766)

Net asset value — End of period	$13.250		$13.740	$14.480	$13.870	$13.940	$12.290

Market value — End of period	$11.820		$12.680	$13.620	$12.510	$12.520	$11.560

Total Investment Return on Net Asset Value(2)	(1.14	)%(3)	(0.19)%	10.19%	5.69%	21.00%	(7.59)%

Total Investment Return on Market Value(2)	(4.44	)%(3)	(2.08)%	14.91%	6.14%	15.44%	(15.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$903,242		$936,652	$987,016	$945,479	$950,519	$837,447
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.07	%(5)	1.07%	1.05%	1.05%	1.12%	1.15%
Interest and fee expense(6)	1.13	%(5)	0.93%	0.53%	0.38%	0.43%	0.47%
Total expenses(4)	2.20	%(5)	2.00%	1.58%	1.43%	1.55%	1.62%
Net investment income	4.48	%(5)	4.67%	4.92%	5.43%	6.01%	5.67%
Portfolio Turnover	9	%(3)	6%	18%	5%	9%	18%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

	California Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$12.450		$13.050	$12.720	$12.900	$11.510	$12.980

Income (Loss) From Operations
Net investment income(1)	$0.251		$0.566	$0.637	$0.688	$0.700	$0.698
Net realized and unrealized gain (loss)	(0.467)		(0.582)	0.377	(0.184)	1.326	(1.514)

Total income (loss) from operations	$(0.216)		$(0.016)	$1.014	$0.504	$2.026	$(0.816)

Less Distributions
From net investment income	$(0.274)		$(0.584)	$(0.684)	$(0.684)	$(0.657)	$(0.654)

Total distributions	$(0.274)		$(0.584)	$(0.684)	$(0.684)	$(0.657)	$(0.654)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$0.000 (2)	$0.021	$—

Net asset value — End of period	$11.960		$12.450	$13.050	$12.720	$12.900	$11.510

Market value — End of period	$10.260		$12.040	$13.560	$11.630	$11.350	$10.330

Total Investment Return on Net Asset Value(3)	(1.57	)%(4)	0.27%	8.22%	4.46%	18.96%	(6.18)%

Total Investment Return on Market Value(3)	(12.68	)%(4)	(6.67)%	22.99%	8.55%	16.62%	(13.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$255,892		$266,346	$279,281	$272,045	$276,022	$250,407
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.16	%(6)	1.15%	1.13%	1.11%	1.16%	1.22%
Interest and fee expense(7)	1.26	%(6)	1.01%	0.58%	0.40%	0.42%	0.46%
Total expenses(5)	2.42	%(6)	2.16%	1.71%	1.51%	1.58%	1.68%
Net investment income	4.12	%(6)	4.55%	4.89%	5.36%	5.75%	5.56%
Portfolio Turnover	11	%(4)	19%	12%	7%	7%	22%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

	New York Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$13.610		$14.290	$13.940	$14.040	$12.740	$14.460

Income (Loss) From Operations
Net investment income(1)	$0.278		$0.599	$0.666	$0.716	$0.752	$0.735
Net realized and unrealized gain (loss)	(0.552)		(0.661)	0.402	(0.100)	1.219	(1.767)

Total income (loss) from operations	$(0.274)		$(0.062)	$1.068	$0.616	$1.971	$(1.032)

Less Distributions
From net investment income	$(0.296)		$(0.618)	$(0.718)	$(0.718)	$(0.690)	$(0.688)

Total distributions	$(0.296)		$(0.618)	$(0.718)	$(0.718)	$(0.690)	$(0.688)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$0.002	$0.019	$—

Net asset value — End of period	$13.040		$13.610	$14.290	$13.940	$14.040	$12.740

Market value — End of period	$11.500		$12.930	$14.320	$12.600	$12.330	$11.540

Total Investment Return on Net Asset Value(2)	(1.79	)%(3)	0.02%	8.01%	5.07%	16.72%	(7.16)%

Total Investment Return on Market Value(2)	(8.83	)%(3)	(5.18)%	19.75%	8.14%	13.16%	(17.05)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$204,183		$213,185	$223,810	$218,282	$220,190	$202,452
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.22	%(5)	1.22%	1.18%	1.20%	1.22%	1.21%
Interest and fee expense(6)	1.20	%(5)	0.94%	0.53%	0.37%	0.40%	0.42%
Total expenses(4)	2.42	%(5)	2.16%	1.71%	1.57%	1.62%	1.63%
Net investment income	4.17	%(5)	4.41%	4.66%	5.11%	5.65%	5.29%
Portfolio Turnover	11	%(3)	10%	11%	5%	7%	12%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund, Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund, (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of March 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

27

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 8) at March 31, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$597,765,015	$195,088,492	$145,518,741
Interest Rate or Range of Interest Rates (%)	1.58 - 2.08	1.59 - 1.63	1.60 - 1.62
Collateral for Floating Rate Notes Outstanding	$778,053,624	$264,310,787	$183,947,163

For the six months ended March 31, 2018, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$609,225,989	$192,864,286	$145,290,000
Average Interest Rate	1.72%	1.71%	1.72%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received

28

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund	California Fund	New York Fund

September 30, 2018	$56,183,712	$23,169,615	$8,909,352
September 30, 2019	16,458,561	7,665,268	6,463,209

Total capital loss carryforwards	$72,642,273	$30,834,883	$15,372,561

Deferred capital losses:
Short-term	$34,294,913	$10,923,659	$4,580,793
Long-term	$5,490,277	$17,159,660	$1,719,755

29

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$816,282,063	$232,208,813	$187,698,459

Gross unrealized appreciation	$84,874,171	$18,771,867	$14,681,003
Gross unrealized depreciation	(5,618,117)	(927,309)	(2,490,114)

Net unrealized appreciation	$79,256,054	$17,844,558	$12,190,889

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement for New York Fund, the fee is computed at an annual rate of 0.65% of its average weekly gross assets. Pursuant to the investment advisory agreement and a subsequent fee reduction agreement between each of Municipal Fund and California Fund and EVM, the fee is calculated at an annual rate of 0.60% of each Fund’s average weekly gross assets. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement between each Fund and EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. The investment adviser fee is payable monthly. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2018, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$4,584,209	$1,359,499	$1,140,667

Pursuant to a fee reduction agreement between EVM and the New York Fund effective May 1, 2018, EVM has agreed to reduce the advisory fee rate to 0.60% annually of the average weekly gross assets of the Fund. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of shareholders.

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2018 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$145,731,748	$49,207,779	$37,784,912
Sales	$141,665,606	$48,155,853	$40,009,475

5  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2018 and the year ended September 30, 2017.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a

30

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2018 and the year ended September 30, 2017.

6  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2018, the Municipal Fund and New York Fund had a payment due to SSBT pursuant to the foregoing arrangement of $17,777,709 and $2,131,256, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at March 31, 2018. The Funds’ average overdraft advances during the six months ended March 31, 2018 were not significant.

7  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2018 is included in the Portfolio of Investments. At March 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2018 were as follows:

	Municipal Fund

Liability Derivative:
Futures Contracts	$(696,318	)(1)

Total	$(696,318)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:

	Municipal Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$2,202,341	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(1,270,176	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

31

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts outstanding during the six months ended March 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

Municipal Fund

Average Notional Cost:
Futures Contracts — Short	$34,603,000

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,493,999,450	$—	$1,493,999,450

Total Investments	$—	$1,493,999,450	$—	$1,493,999,450

Liability Description

Futures Contracts	$(696,318)	$—	$—	$(696,318)

Total	$(696,318)	$—	$—	$(696,318)

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$445,141,863	$—	$445,141,863

Total Investments	$—	$445,141,863	$—	$445,141,863

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$345,408,089	$—	$345,408,089

Total Investments	$—	$345,408,089	$—	$345,408,089

The Funds held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Eaton Vance

Municipal Bond Funds

March 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

34

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7727    3.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018